Cover	9 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	LOOP MEDIA, INC.
Entity Central Index Key	0001643988
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2